CHANGE IN ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of voluntary change in accounting policy [abstract]
Initial Application of Standards or Interpretations	16. New standards and interpretations not yet adopted
New and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The below list includes the new standards and amendments that we believe are the most relevant for the Company:

Amendments to IAS 1 Presentation of Financial statements: Classification of Liabilities as Current or Non-current
In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:

•What is meant by a right to defer settlement
•That a right to defer must exist at the end of the reporting period
•That classification is unaffected by the likelihood that an entity will exercise its deferral right
•That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification

The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and must be applied retrospectively. The Company is currently assessing the impact of the amendments, however, the adoption is not expected to have a material impact on its consolidated financial statements.

Disclosure of Accounting Policies - Amendments to IAS 1 and IFRS Practice Statement 2
In February 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements, in which it provides guidance and examples to help entities apply materiality judgements to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their 'significant' accounting policies with a requirement to disclose their 'material' accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures.

The amendments to IAS 1 are applicable for annual periods beginning on or after January 1, 2023 with earlier application permitted. Since the amendments to the Practice Statement 2 provide non-mandatory guidance on the application of the definition of 'material' to accounting policy information, an effective date for these amendments is not necessary.

The Company is currently assessing the amendments to determine the impact they will have on the Company’s accounting policy disclosures.

Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates
In February, 2021, the IASB issued amendments to IAS 8 to clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. The distinction is important because changes in accounting estimates are applied prospectively only to future transactions and other future events, but changes in accounting policies are generally also applied retrospectively to past transactions and other past events.

The amendments are effective for annual periods beginning on or after January 1, 2023 with early application permitted.
Reconciliation of Consolidated Statement of Financial Position as at January 1, 2021

(in thousands of $)	Note	U.S. GAAP	Effect of transition to IFRS	IFRS
ASSETS
Current Assets
Cash and cash equivalents		174,721	—	174,721
Restricted cash		14,928	—	14,928
Marketable securities	1	2,639	5,835	8,474
Marketable securities pledged to creditors	1	5,835	(5,835)	—
Trade and other receivables	2	—	63,924	63,924
Trade accounts receivable, net	2	40,974	(40,974)	—
Related party receivables		13,255	—	13,255

Other receivables	2	22,950	(22,950)	—
Inventories		57,858	—	57,858
Voyages in progress		34,705	—	34,705
Prepaid expenses and accrued income		7,725	—	7,725
Other current assets		2,729	—	2,729
Total current assets		378,319	—	378,319
Non-current assets
Newbuildings		48,498	—	48,498
Vessels and equipment	3	3,307,144	(6,688)	3,300,456
Vessels and equipment under finance leases, net	4a	53,518	(53,518)	—
Right-of-use assets under operating leases	4a	8,426	(8,426)	—
Right-of-use assets	4a	—	61,944	61,944
Goodwill		112,452	—	112,452
Investment in associated companies		1,279	—	1,279
Loan notes receivable		1,388	—	1,388
Other non-current assets		7,197	—	7,197
Total assets		3,918,221	(6,688)	3,911,533
LIABILITIES AND EQUITY
Current liabilities
Short-term debt and current portion of long-term debt	6, 8	167,082	67,805	234,887
Current portion of obligations under finance leases	4b	7,810	(7,810)	—
Current portion of obligations under operating leases	4b	4,548	(4,548)	—
Current portion of obligations under leases	4b	—	12,358	12,358
Related party payables		19,853	—	19,853
Trade and other payables	5	—	55,002	55,002
Trade accounts payable	5	7,860	(7,860)	—
Accrued expenses	5, 8	42,529	(42,529)	—
Derivative instruments payable	9	19,261	(19,261)	—
Other current liabilities	5	12,418	(12,418)	—
Total current liabilities		281,361	40,739	322,100
Non-current liabilities
Long-term debt	6	1,968,924	(60,000)	1,908,924
Obligations under finance leases	4c	48,467	(48,467)	—
Obligations under operating leases	4c	4,177	(4,177)	—
Obligations under leases	4c	—	52,644	52,644
Derivative instruments payable	9	—	19,261	19,261
Other non-current payables	7	3,739	—	3,739
Total liabilities		2,306,668	—	2,306,668

Equity
Share capital		197,692	—	197,692
Additional paid in capital		402,021	—	402,021
Contributed surplus		1,004,094	—	1,004,094
Accumulated other reserves	10	200	—	200
Retained earnings	3	8,018	(6,688)	1,330
Total equity attributable to the shareholders of the Company		1,612,025	(6,688)	1,605,337

Non-controlling interest	(472)	—	(472)
Total equity	1,611,553	(6,688)	1,604,865
Total liabilities and equity	3,918,221	(6,688)	3,911,533

IFRS adjustments of Consolidated Statement of Financial Position as at January 1, 2021

1."Marketable securities pledged to creditors" of $5.8 million, which were presented separately under U.S. GAAP, were reclassified into "Marketable securities" under IFRS.
2."Trade accounts receivable, net" of $41.0 million and "Other receivables" of $23.0 million", which were presented separately under U.S. GAAP, were reclassified into "Trade and other receivables" under IFRS.
3.Dry docking costs incurred prior to January 1, 2021 were expensed as incurred within Ship operating expense under Frontline’s historical accounting policy in accordance with U.S. GAAP. Under IFRS, significant components of property, plant and equipment with differing depreciation methods or lives are required to be depreciated separately. A portion of the initial cost of a vessel is allocated to the dry docking component upon delivery and depreciated over the period to the next scheduled dry docking. This resulted in a net measurement and recognition adjustment which decreased Vessels and equipment and Retained earnings by $6.7 million as follows:
a.the carrying amount of unamortized dry docking costs at January 1, 2021 were capitalized as a separate component of Vessels and equipment which increased Vessels and equipment and Retained earnings by $26.2 million.
b.a portion of the initial cost of vessels delivered prior to January 1, 2021 was allocated to the dry docking component upon delivery and depreciated over the period to the next scheduled dry docking which decreased Vessels and equipment and Retained earnings by $32.9 million.
4.Leases were classified as either operating leases or finance leases under U.S. GAAP, while under IFRS there is only one classification when the Company is a lessee which resulted in the following reclassification adjustments:
a."Vessels and equipment under finance leases, net" of $53.5 million and "Right-of-use assets under operating leases" of $8.4 million, which were presented separately under U.S. GAAP, were reclassified into "Right-of-use assets" under IFRS.
b."Current portion of obligations under finance leases" of $7.8 million and "Current portion of obligations under operating leases" of $4.5 million, which were presented separately under U.S. GAAP, were reclassified into “Current portion of obligations under leases” under IFRS.
c."Obligations under finance leases" of $48.5 million and "Obligations under operating leases" of $4.2 million, which were presented separately under U.S. GAAP, were reclassified into “Obligations under leases” under IFRS.
5."Trade accounts payable" of $7.9 million, "Accrued expenses" of $42.5 million and "Other current liabilities" of $12.4 million, which were presented separately under U.S. GAAP, were reclassified into "Trade and other payables" under IFRS.
6.Under U.S. GAAP, short-term obligations should be reclassified as non-current at the balance sheet date if the borrower has both the intent and ability to refinance the short-term obligation on a long-term basis. In lieu of actually issuing a new long-term obligation, a borrower can evidence its ability to refinance on a long-term basis by entering into a financing agreement before the financial statements are issued. In accordance with U.S. GAAP, the Company presented the non-current portion of a loan facility refinanced in February 2021 as long-term debt as of January 1, 2021. This accounting treatment is not permitted under IFRS which resulted in a reclassification adjustment which increased Short-term debt and current portion of long-term debt and decreased Long-term debt by $60.0 million as of January 1, 2021.
7."Other long-term liabilities" of $3.7 million under U.S. GAAP was renamed "Other non-current payables" under IFRS.
8.Accrued interest expense of $7.8 million, which was presented within "Accrued expenses" under U.S. GAAP was reclassified into "Short-term debt and current portion of long-term debt" under IFRS.
9."Derivative instruments payable", which was classified as a current liability in accordance with the Company's accounting policies under U.S. GAAP, was reclassified to a non-current liability under IFRS based on the contractual maturity dates.
10."Accumulated other comprehensive income" of $0.2 million under U.S. GAAP was renamed "Accumulated other reserves" under IFRS.

Reconciliation of Consolidated Statement of Financial Position as at December 31, 2021

(in thousands of $)	Note	U.S. GAAP	Effect of transition to IFRS	IFRS

ASSETS
Current Assets
Cash and cash equivalents		113,073	—	113,073
Marketable securities		2,435	—	2,435
Trade and other receivables	1	—	73,532	73,532
Trade accounts receivable, net	1	63,423	(63,423)	—
Related party receivables		11,676	—	11,676
Other receivables	1	10,109	(10,109)	—
Inventories		80,787	—	80,787
Voyages in progress		38,492	—	38,492
Prepaid expenses and accrued income		8,899	—	8,899
Other current assets		3,851	—	3,851
Total current assets		332,745	—	332,745
Non-current assets
Newbuildings		130,633	—	130,633
Vessels and equipment	2	3,477,801	(10,501)	3,467,300
Vessels and equipment under finance leases, net	3a	44,880	(44,880)	—
Right-of-use assets under operating leases	3a	3,914	(3,914)	—
Right-of-use assets	3a	—	48,794	48,794
Goodwill		112,452	—	112,452
Derivative instrument receivable		9,675	—	9,675
Investment in associated companies		555	—	555
Loan notes receivable		1,388	—	1,388
Other non-current assets		3,055	—	3,055
Total assets		4,117,098	(10,501)	4,106,597
LIABILITIES AND EQUITY
Current liabilities
Short-term debt and current portion of long-term debt	7	189,286	9,379	198,665
Current portion of obligations under finance leases	3b	7,601	(7,601)	—
Current portion of obligations under operating leases	3b	1,122	(1,122)	—
Current portion of obligations under leases	3b	—	8,723	8,723
Related party payables		36,250	—	36,250
Trade and other payables	4	—	43,364	43,364
Trade accounts payable	4	2,327	(2,327)	—
Accrued expenses	4, 7	42,836	(42,836)	—
Derivative instruments payable	8	5,673	(5,673)	—
Other current liabilities	4	7,580	(7,580)	—
Total current liabilities		292,675	(5,673)	287,002
Non-current liabilities
Long-term debt		2,126,910	—	2,126,910
Obligations under finance leases	3c	40,865	(40,865)	—
Obligations under operating leases	3c	3,114	(3,114)	—
Obligations under leases	3c	—	43,979	43,979
Derivative instruments payable	8	—	5,673	5,673
Other non-current payables	5	992	—	992
Total liabilities		2,464,556	—	2,464,556

Equity
Share capital		203,531	—	203,531
Additional paid in capital		448,291	—	448,291
Contributed surplus		1,004,094	—	1,004,094
Accumulated other reserves	6	228	—	228
Retained (deficit) earnings	2	(3,130)	(10,501)	(13,631)
Total equity attributable to the shareholders of the Company		1,653,014	(10,501)	1,642,513
Non-controlling interest		(472)	—	(472)
Total equity		1,652,542	(10,501)	1,642,041
Total liabilities and equity		4,117,098	(10,501)	4,106,597

IFRS adjustments of the Consolidated Statement of Financial Position as at December 31, 2021

1."Trade accounts receivable, net" of $63.4 million and "Other receivables" of $10.1 million", which were presented separately under U.S. GAAP, were reclassified into "Trade and other receivables" under IFRS.
2.Dry docking costs incurred prior to January 1, 2021 and in the year ended December 31, 2021 were expensed as incurred within Ship operating expense under Frontline’s historical accounting policy in accordance with U.S. GAAP. Under IFRS, significant components of property, plant and equipment with differing depreciation methods or lives are required to be depreciated separately. A portion of the initial cost of a vessel is allocated to the dry docking component upon delivery and depreciated over the period to the next scheduled dry docking. This resulted in a net measurement and recognition adjustment which decreased Vessels and equipment and Retained earnings by $10.5 million as follows:
a.the carrying amount of unamortized dry docking costs at January 1, 2021 were capitalized as a separate component of Vessels and equipment which increased Vessels and equipment and Retained earnings by $26.2 million.
b.a portion of the initial cost of vessels delivered prior to January 1, 2021 was allocated to the dry docking component upon delivery and depreciated over the period to the next scheduled dry docking which decreased Vessels and equipment and Retained earnings by $32.9 million.
c.the dry docking costs in the year ended December 31, 2021 which were expensed as incurred under U.S GAAP were capitalized as a separate component of Vessels and equipment which increased Vessels and equipment and Retained earnings by $11.4 million.
d.depreciation expense on capitalized dry docking costs and the write off of the carrying amount of unamortized dry docking costs on vessels sold in the year ended December 31, 2021 resulted in a decrease in Vessels and equipment and Retained earnings of $13.3 million and $1.8 million, respectively.
3.Leases were classified as either operating leases or finance leases under U.S. GAAP, while under IFRS there is only one classification when the Company is a lessee which resulted in the following reclassification adjustments:
a."Vessels and equipment under finance leases, net" of $44.9 million and "Right-of-use assets under operating leases" of $3.9 million, which were presented separately under U.S. GAAP, were reclassified into "Right-of-use assets" under IFRS.
b."Current portion of obligations under finance leases" of $7.6 million and "Current portion of obligations under operating leases" of $1.1 million, which were presented separately under U.S. GAAP, were reclassified into "Current portion of obligations under leases" under IFRS.
c."Obligations under finance leases" of $40.9 million and "Obligations under operating leases" of $3.1 million, which were presented separately under U.S. GAAP, were reclassified into “Obligations under leases” under IFRS.
4."Trade accounts payable" of $2.3 million, "Accrued expenses" of $42.8 million and "Other current liabilities" of $7.6 million, which were presented separately under U.S. GAAP, were reclassified into "Trade and other payables" under IFRS.
5."Other long-term liabilities" of $1.0 million under U.S. GAAP was renamed "Other non-current payables" under IFRS.
6."Accumulated other comprehensive income" of $0.2 million under U.S. GAAP was renamed "Accumulated other reserves" under IFRS.
7.Accrued interest expense of $9.4 million, which was presented within "Accrued expenses" under U.S. GAAP was reclassified into "Short-term debt and current portion of long-term debt" under IFRS.
8."Derivative instruments payable", which was classified as a current liability in accordance with the Company's accounting policies under U.S. GAAP, was reclassified to a non-current liability under IFRS based on the contractual maturity dates.
Reconciliation of Consolidated Statement of Profit or Loss for the year ended December 31, 2021

(in thousands of $)	Note	U.S. GAAP	Effect of transition to IFRS	IFRS
Operating revenues and other income
Voyage charter revenues	1a	663,995	(663,995)	—
Time charter revenues	1a	71,236	(71,236)	—
Revenues	1a, 1b	—	749,381	749,381
Other income	1b, 1c, 2c	14,150	(10,090)	4,060
Total operating revenues and other income		749,381	4,060	753,441
Other operating gains	1c	5,893	(5,893)	—
Operating expenses
Voyage expenses and commission		392,697	—	392,697
Contingent rental income		(3,606)	—	(3,606)
Ship operating expenses	2a	175,607	(11,361)	164,246
Charter hire expenses	3a	2,695	(2,695)	—
Administrative expenses	3b	27,891	(1,467)	26,424
Depreciation	2b, 3	147,774	17,431	165,205
Total operating expenses		743,058	1,908	744,966
Net operating income		12,216	(3,741)	8,475
Other income (expenses)
Finance income	4	—	121	121
Interest income	4	119	(119)	—
Finance expense	5	—	(44,244)	(44,244)
Interest expense	5	(61,435)	61,435	—
Gain on marketable securities		7,677	—	7,677
Share of results of associated company		(724)	—	(724)
Foreign currency exchange loss	5	(116)	116	—
Gain on derivatives	5	17,509	(17,509)	—
Dividends received	6	—	18,367	18,367
Other non-operating items, net	6	18,239	(18,239)	—
Net other expenses		(18,731)	(72)	(18,803)
Loss before income taxes		(6,515)	(3,813)	(10,328)
Income tax expense		(4,633)	—	(4,633)
Loss for the period		(11,148)	(3,813)	(14,961)

Loss attributable to the shareholders of the Company		(11,148)	(3,813)	(14,961)
Basic loss per share attributable to shareholders of the Company		$(0.06)	$(0.02)	$(0.08)
Diluted loss per share attributable to shareholders of the Company		$(0.06)	$(0.02)	$(0.08)

IFRS adjustments to the Consolidated Statement of Profit or Loss for the year ended December 31, 2021

1.The presentation of operating revenues and other income was adjusted as follows:
a."Voyage charter revenues" and "Time charter revenues" under U.S. GAAP were reclassified to "Revenue" under IFRS.
b."Administrative income" of $14.2 million presented as "Other income" under U.S. GAAP was reclassified to "Revenue" under IFRS.
c."Other operating gains" of $5.9 million under U.S. GAAP was reclassified to "Other income" under IFRS.
2.Dry docking costs incurred prior to January 1, 2021 and in the year ended December 31, 2021 were expensed as incurred within Ship operating expense under Frontline’s historical accounting policy in accordance with U.S. GAAP. Under IFRS, significant components of property, plant and equipment with differing depreciation methods or lives are required to be depreciated separately. A portion of the initial cost of a vessel is allocated to the dry docking component upon delivery and depreciated over the period to the next scheduled dry docking. This resulted in the following measurement and recognition adjustments:
a.the dry docking costs in the year ended December 31, 2021 which were expensed as incurred under U.S GAAP were capitalized as a separate component of Vessels and equipment which decreased Ship operating expense by $11.4 million.
b.depreciation expense on capitalized dry docking costs resulted in an increase in Depreciation of $13.3 million.
c.the write off of the carrying amount of unamortized dry docking costs on vessels sold in the year ended December 31, 2021 resulted in a $1.8 million decrease in the gains on sales recognized within Other income.
3.Under U.S. GAAP, rent expense related to leases classified as operating leases is presented in a single line item depending on the nature of the underlying asset and recorded on a straight-line basis whereas under IFRS, interest expense on lease liabilities and amortization of right-of-use assets are presented separately. This resulted in the following reclassification adjustments:
a.Charterhire expense of $2.7 million under U.S. GAAP in relation to two vessels leased in from a third party on time charters that were classified as leases, was reclassified to Depreciation under IFRS.
b.Administrative expenses of $1.5 million under U.S. GAAP in relation to office leases was reclassified to Depreciation under IFRS.
4."Interest income" of $0.1 million which was presented separately under U.S. GAAP, was reclassified to "Finance income" under IFRS.
5."Interest expense" of $61.4 million, "Gain on derivatives" of $17.5 million and "Foreign currency exchange loss" of $0.1 million, which were presented separately under U.S. GAAP, were reclassified to "Finance expense" under IFRS.
6."Other non-operating items, net" of $18.4 million under U.S. GAAP was reclassified to "Dividends received" under IFRS.

Reconciliation of Consolidated Comprehensive Income for the year ended December 31, 2021

(in thousands of $)	Note	U.S. GAAP	Effect of transition to IFRS	IFRS
Profit (loss)	1	(11,148)	(3,813)	(14,961)
Items that may be reclassified to profit or loss:
Foreign currency translation gain (loss)		28	—	28
Other comprehensive income (loss)		28	—	28
Comprehensive income (loss)		(11,120)	(3,813)	(14,933)

Comprehensive income (loss) attributable to the shareholders of the Company		(11,120)	(3,813)	(14,933)

IFRS adjustments to the Consolidated Comprehensive Income for the year ended December 31, 2021

1.Refer to the IFRS adjustments to the Consolidated Statement of Profit or Loss for the year ended December 31, 2021 section above.

Reconciliation of Consolidated Statement of Cash Flows for the year ended December 31, 2021

(in thousands of $)	Note	U.S. GAAP	Effect of transition to IFRS	IFRS
Net loss for the period	1	(11,148)	(3,813)	(14,961)

Adjustments to reconcile loss for the period with net cash provided by operations:
Net finance expense	6	—	44,123	44,123
Depreciation	2b, 3	147,774	17,431	165,205
Amortization of deferred charges	6a	5,208	(5,208)	—
Other operating gains	2c	(5,058)	1,833	(3,225)
Amortization of acquired time charters		(5,045)	—	(5,045)
Contingent rental income		(3,606)	—	(3,606)
Gain on marketable securities		(7,677)	—	(7,677)
Share of results from associated company		724	—	724
Gain on derivatives	6a	(23,262)	23,262	—
Stock option expense	4	—	185	185
Other, net	4	430	(430)	—
Changes in operating assets and liabilities:
Trade accounts receivable		(22,449)	—	(22,449)
Other receivables		7,216	—	7,216
Inventories		(22,929)	—	(22,929)
Voyages in progress		(3,787)	—	(3,787)
Prepaid expenses and accrued income		(1,174)	—	(1,174)
Other current assets		(1,128)	—	(1,128)
Trade accounts payable		(5,533)	—	(5,533)
Accrued expenses	6b	(1,911)	(1,574)	(3,485)
Related party balances		18,968	—	18,968
Other current liabilities		135	—	135
Change in restricted cash	5	—	14,928	14,928
Other		(2,816)	—	(2,816)
Interest paid	6b	—	(60,477)	(60,477)
Debt issuance costs paid	7	—	(8,050)	(8,050)
Interest received	6b	—	119	119
Net cash provided by operating activities		62,932	22,329	85,261
Investing activities
Additions to newbuildings, vessels and equipment	2a	(462,400)	(11,361)	(473,761)
Purchase of shares		(357)	—	(357)
Net proceeds from sale of vessel		80,000	—	80,000
Net cash inflow on sale of subsidiary		5,625	—	5,625
Proceeds from sale of marketable securities		14,074	—	14,074
Net cash used in investing activities		(363,058)	(11,361)	(374,419)
Financing activities
Net proceeds from issuance of shares		52,447	—	52,447
Proceeds from issuance of debt		403,868	—	403,868
Repayment of debt		(219,521)	—	(219,521)
Repayment of obligations under leases	3	(5,194)	(4,090)	(9,284)
Debt fees paid	7	(8,050)	8,050	—
Net cash provided by financing activities		223,550	3,960	227,510
Net change in cash and cash equivalents	5	(76,576)	14,928	(61,648)
Cash and cash equivalents at beginning of year	5	189,649	(14,928)	174,721
Cash and cash equivalents at end of year		113,073	—	113,073
IFRS adjustments to the Consolidated Statement of Cash Flows for the year ended December 31, 2021

1.Refer to the IFRS adjustments to the Consolidated Statement of Profit or Loss for the year ended December 31, 2021 section above.
2.Dry docking costs incurred prior to January 1, 2021 and in the year ended December 31, 2021 were expensed as incurred within Ship operating expense under Frontline’s historical accounting policy in accordance with U.S. GAAP. Under IFRS, significant components of property, plant and equipment with differing depreciation methods or lives are required to be depreciated separately. Accordingly, the carrying amount of unamortized dry docking costs at December 31, 2021 were capitalized as a separate component of Vessels and equipment and depreciated over the period to the next scheduled dry docking (2.5 - 5). This resulted in the following measurement and recognition adjustments:
a.the dry docking costs paid in the year ended December 31, 2021 were capitalized as a separate component of Vessels and equipment which increased Additions to newbuildings, vessels and equipment by $11.4 million.
b.depreciation expense on capitalized dry docking costs resulted in an increase in Depreciation of $13.3 million.
c.the write off of the carrying amount of unamortized dry docking costs on vessels sold in the year ended December 31, 2021 resulted in a $1.8 million decrease in the gains on sales recognized within Other operating gains.
3.Under U.S. GAAP, rent expense related to leases classified as operating leases is presented in a single line item depending on the nature of the underlying asset and recorded on a straight-line basis whereas under IFRS, interest expense on lease liabilities and amortization of right-of-use assets are presented separately. This resulted in the following reclassification adjustments:
a.Charterhire expense of $2.7 million under U.S. GAAP in relation to the leased-in vessels, FPMC Noble and FPMC Melody, was reclassified to Depreciation under IFRS which resulted in a corresponding increase in Repayment of obligations under leases.
b.Administrative expenses of $1.5 million under U.S. GAAP in relation to office leases was reclassified to Depreciation under IFRS which resulted in a corresponding increase in Repayment of obligations under leases.
4."Other, net" of $0.2 million under U.S. GAAP was reclassified to "Stock option expense" under IFRS.
5.The "Change in restricted cash" of $14.9 million was presented within operating activities under IFRS.
6.The presentation of net finance expenses was adjusted as follows:
a."Amortization of deferred charges" of $5.2 million and "Gain on derivatives" of $23.3 million were reclassified to "Net finance expense".
b."Interest paid" of $60.5 million and "Interest received" of $0.1 million were presented separately, which resulted in an adjustment to accrued expenses of $1.6 million.
7."Debt fees paid" of $8.1 million presented within financing activities under U.S. GAAP was presented as "Debt issuance costs paid" within operating activities under IFRS.